Shareholder Report, Holdings (Details) - REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]	Jun. 30, 2025
MicroStrategy Incorporated 12/1/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
MicroStrategy Incorporated 9/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
MicroStrategy Incorporated 3/1/2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
MicroStrategy Incorporated 3/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
GameStop Corp. 4/1/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
MicroStrategy Incorporated 6/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
MicroStrategy Incorporated 3/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Trump Media & Technology Group Corp. 5/29/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
MARA Holdings, Inc. 3/1/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
MARA Holdings, Inc. 6/1/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.24%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%